Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

U.S. Global Jets ETF (“JETS”)
U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU”)
each a series of ETF Series Solutions

September 19, 2017

Supplement to the
JETS Statement of Additional Information dated April 30, 2017
GOAU Statement of Additional Information dated June 10, 2017

Effective immediately, Ronald T. Beckman no longer serves as a Trustee of ETF Series Solutions. All references to Mr. Beckman in each Statement of Additional Information should be disregarded in their entirety.

Please retain this Supplement with each Statement of Additional Information for future reference.